Retirement benefit plan - Amounts recorded in consolidated statements of income (loss) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement benefit plan
Service cost	SFr 1,712	SFr 1,648	SFr 1,626
Interest cost	126	79	71
Interest income	(87)	(48)	(42)
Net pension cost	SFr 1,751	SFr 1,679	SFr 1,655